Formation Transactions and Initial Public Offering	6 Months Ended
Jun. 30, 2014
Text Block [Abstract]
Formation Transactions and Initial Public Offering

3) Formation Transactions and Initial Public Offering

During April 2013, the following transactions in connection with the transfer of the interests in KNOT Shuttle Tankers AS and the subsequent IPO occurred:

Capital Contribution

(i)	KNOT contributed to the Partnership’s subsidiary, KNOT Offshore Partners UK LLC, its 100% interest in KNOT Shuttle Tankers AS, which directly or indirectly owned (1) Knutsen Shuttle Tankers XII KS, the owner of the M/T Recife Knutsen and the M/T Fortaleza Knutsen, (2) Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS and (3) the M/T Windsor Knutsen and the M/T Bodil Knutsen and all of their related charter contracts, inventory and long-term debt. This has been accounted for as a capital contribution by KNOT to the Partnership. However, for the purpose of the historical combined carved-out financial statements, the net assets of the Vessels are included in the carve-out balance sheet as of December 31, 2012;

Recapitalization of the Partnership

(ii)	The Partnership issued to KNOT 8,567,500 subordinated units, representing a 49.0% limited partner interest in the Partnership, and 100% of the IDRs, which will entitle KNOT to increasing percentages of the cash the Partnership distributes in excess of $0.43125 per unit per quarter;

(iii)	The Partnership issued 349,694 general partner units to the General Partner, KNOT Offshore Partners GP LLC, a wholly owned subsidiary of KNOT, representing a 2.0% general partner interest in the Partnership.

Initial Public Offering

(iv)	In connection with the IPO, the Partnership issued and sold through the underwriters, 8,567,500 common units (including 1,117,500 common units pursuant to the exercise in full of the underwriters’ option to purchase additional common units), representing a 49.0% limited partner interest in the Partnership. The price per common unit in the IPO was $21.00. The Partnership received gross proceeds of approximately $179.9 million in connection with the IPO. Expenses relating to the IPO, including, among other things, incremental costs directly attributable to the IPO, were deferred and charged against the gross proceeds of the IPO, whereas other costs have been expensed as incurred. The net proceeds of the IPO (approximately $160.7 million, after deducting underwriting discounts and commissions and structuring fees and offering expenses payable by the Partnership) have been used by the Partnership to make a cash distribution to KNOT of approximately $21.95 million (which equals net proceeds from the underwriters’ option exercised in full after deducting the underwriting discounts and commissions), to repay approximately $118.9 million of outstanding debt and pre-fund approximately $3.0 million of the Partnership’s one-time entrance tax into the Norwegian tonnage tax regime. The reminder of the net proceeds was made available for general partnership purposes.

Agreements

In connection with the IPO, at or prior to the closing of the IPO, the Partnership entered into several agreements including:

•	An Administrative Services Agreement with KNOT Offshore Partners UK LLC, or KNOT UK, pursuant to which:

•	KNOT UK agreed to provide to the Partnership administrative services; and

•	KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to Knutsen OAS (UK) Ltd (or KOAS UK) and Knutsen OAS Shipping AS (or KOAS), both wholly owned subsidiaries of TS Shipping Invest AS (“TSSI”);

•	Amended Technical Management Agreements with KNOT Management AS, a wholly owned subsidiary of KNOT, that govern the crew, technical management of the vessels in the fleet;

•	Contribution and Sale Agreement with KNOT. See Note 2 (a) – Summary of Significant Accounting Policies: Basis of Preparation

•	Amend certain of the Partnership’s existing vessel financing agreements to permit the transactions pursuant to which the Partnership acquired its initial fleet and to include a $20.0 million revolving credit facility;

•	An Omnibus Agreement with KNOT, the General Partner and the other parties thereto (the “Omnibus Agreement”) governing, among other things:

•	To what extent the Partnership and KNOT may compete with each other;

•	The Partnership’s option to purchase the Carmen Knutsen within 24 months after the closing of the IPO, any of Hilda Knutsen, Torill Knutsen, Ingrid Knutsen, and Raquel Knutsen from KNOT within 24 months after KNOT notifies the Partnership’s Board of Directors of their respective acceptances by their charterers upon reaching an agreement with KNOT regarding the respective purchase prices;

•	Certain rights of first offer on shuttle tankers operating under charters of five or more years;

•	The provision of certain indemnities to the Partnership by KNOT; and

•	KNOT’s guarantee of the payment of the hire rate under the existing Bodil Knutsen and Windsor Knutsen charters for a period of five years following the closing date of the IPO.